Supplement to the
Fidelity® Macro Opportunities Fund
April 1, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Alexiev (Co-Portfolio Manager) has managed the fund since 2022.
Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2023.
GMO-SUSTK-0723-100 1.9910258.100	July 3, 2023
Supplement to the
Fidelity® Macro Opportunities Fund
Class A, Class M, Class C, Class I, and Class Z
April 1, 2023
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Jordan Alexiev (Co-Portfolio Manager) has managed the fund since 2022.
Brett Sumsion (Co-Portfolio Manager) has managed the fund since 2023.
AGMO-SUSTK-0723-100 1.9910259.100	July 3, 2023